Revenue - Contract Costs, Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Capitalized contract cost, amortization	$ 200,000
Contract with customer, asset, net	3,500,000		$ 0
Contract liabilities	26,400,000	$ 29,500,000
Contract with customer, liability, revenue recognized	$ 29,500,000